Purchased, outsourced and other costs - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Transaction costs related to the Business Combination	€ 1,090	€ 205,059
Costs Related To The Business Combination [Member]
Statements [Line Items]
Transaction costs related to the Business Combination		34,092
IFRS 16 [Member]
Statements [Line Items]
Cash outflow for leases		€ 12,877	€ 24,931